Commitments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Commitments to extend credit
Contractual amounts of financial instruments with off-balance-sheet risk
Fixed Rate	$ 12,730,638	$ 3,488,489
Variable Rate	3,637,932	2,207,100
Unused lines of credit
Contractual amounts of financial instruments with off-balance-sheet risk
Fixed Rate	2,033,981	1,709,053
Variable Rate	59,063,070	48,309,595
Standby letters of credit
Contractual amounts of financial instruments with off-balance-sheet risk
Fixed Rate	7,557,070	7,842,859
Variable Rate	$ 0	$ 0
Commitments to make loans | Minimum
Contractual amounts of financial instruments with off-balance-sheet risk
Interest rate of fixed rate loan commitments	2.875%
Maturity period of fixed rate loan commitments	15 years
Commitments to make loans | Maximum
Contractual amounts of financial instruments with off-balance-sheet risk
Period for which loan commitments are made	60 days
Interest rate of fixed rate loan commitments	5.00%
Maturity period of fixed rate loan commitments	30 years